Expenses for shipping activities	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Expenses for shipping activities	Expenses for shipping activities
Voyage expenses and commissions

	For the six month period ended

(in thousands of USD)	June 30, 2022	June 30, 2021

Commissions paid	(4,959)	(3,899)
Bunkers	(54,843)	(33,263)
Other voyage related expenses	(14,650)	(13,599)
Total voyage expenses and commissions	(74,452)	(50,761)

The voyage expenses and commissions increased in the first six months of 2022 compared to the same period in 2021 mainly due to an increase in bunker costs.
The increase in commissions paid is due to slightly higher market rates compared to the first six months of 2021.
The increase in bunker cost in the first semester of 2022 follows the increase in crude oil prices since the beginning of the year due to the war between Russia and Ukraine and the economic sanctions that have been imposed. The majority of the bunkers consumed by Euronav vessels are procured through the Company's IMO 2020 fuel compliance program (see Note 21). For vessels operated on the spot market, voyage expenses are paid by the shipowner while voyage expenses for vessels under a time charter contract, are paid by the charterer. Voyage expenses for vessels operated in a Pool, are paid by the Pool.
The majority of other voyage expenses are port costs and agency fees which are owner's expenses on voyage charters. Port costs vary depending on the number of spot voyages performed and the number and type of ports. The increase in other voyage related expenses in the first six months of 2022 compared to the same period in 2021 is due to changed trading patterns.

Vessel operating expenses

	For the six month period ended

(in thousands of USD)	June 30, 2022	June 30, 2021*

Operating expenses	(95,014)	(108,590)
Insurance	(6,507)	(7,507)
Total vessel operating expenses	(101,521)	(116,097)

* To improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost & revenue elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised.

The operating expenses relate mainly to the crewing, technical and other costs to operate tankers. The decrease in operating expenses is due to a reduction of vessels in the fleet and due to specific saving initiatives initiated in the 2nd half of 2021 and continuing into 2022. Furthermore the weakening of the Euro against the US dollar has a saving effect on the Euro based crew expenses.

Charter hire expenses

	For the six month period ended

(in thousands of USD)	June 30, 2022	June 30, 2021

Charter hire	(2,599)	(4,283)
Bare boat hire	(1,857)	—
Total charter hire expenses	(4,456)	(4,283)

The charter-hire expenses in the first six months of 2022 are mainly attributable to the internal short term time charter agreement with our joint venture Bari Shipholding Ltd. and the hire expenses for the barge (Cougar Satu) in relation to the Company's IMO 2020 fuel compliance program (see Note 21). The decrease in charter hire expenses is due to lower market rates compared to the first six months of 2021. The Group elected to apply the short-term lease exemption and accordingly, the lease payments were recognized as an expense and right-of-use assets and lease liabilities were not recognized.
The bare boat contract ended on December 15, 2021 with one vessel (VLCC Nautilus) redelivered to the owners before December 31, 2021. The expenses for the bare boat hire days upon redelivery of the three remaining vessels (VLCCs Navarin,
Neptun and Nucleus) were recorded as bare boat hire instead of accounting for a lease modification. All vessels were redelivered during the first quarter of 2022.
General and administrative expenses

	For the six month period ended

(in thousands of USD)	June 30, 2022	June 30, 2021*

Wages and salaries	(4,382)	(3,971)
Social security costs	(668)	(709)
Cash-settled share-based payments	(2,872)	(602)
Equity-settled share-based payments	(584)	(761)
Other employee benefits	(453)	(473)
Employee benefits	(8,959)	(6,516)

Administrative expenses	(12,613)	(8,790)
Tonnage Tax	(1,732)	(1,391)
Claims	—	—
Provisions	133	115

Total general and administrative expenses	(23,171)	(16,582)

* To improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost & revenue elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised.

The general and administrative expenses which include amongst others: shore staff wages, director fees, consulting and audit fees and tonnage tax, increased in the first six months of 2022 compared to the same period in 2021.
The increase compared to 2021 was mainly related to an increase in administrative expenses as well as an increase in employee benefits.
The increase in employee benefits is related to an increase in cash-settled share-based remunerations. This is related to the provision for the transaction based incentive plan (TBIP) implemented in 2019 for which the Management Board is granted phantom stock units. The provision to be recorded is higher due to an increased share price at June 30, 2022, compared to June 30, 2021.
The increase in administrative expenses is mainly due to the legal fees incurred related to the planned combination with Frontline (see Note 25).